Share-based Awards Plan (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010
Risk-free interest rate	2.50%	0.00%	1.24%
Risk-free interest rate, maximum				3.30%
Risk-free interest rate, minimum				3.26%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility range	68.75%	0.00%
Expected volatility range, maximum			84.00%	62.35%
Expected volatility range, minimum			42.00%	62.21%
Weighted average expected volatility	68.75%	0.00%	69.00%	62.33%
Expected term (in years)	2 years	0 years	2 years	3 years 11 months 5 days